Equity	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Equity
Equity

Units Outstanding – The Partnership had 357,193,288 common units outstanding as of December 31, 2016. Of that number, 86,619,313 were owned by MPC, which also owned the two percent general partner interest, represented by 7,371,105 general partner units.

Subordinated Unit Conversion – Following payment of the cash distribution for the second quarter of 2015, the requirements for the conversion of all subordinated units were satisfied under the partnership agreement. As a result, effective August 17, 2015, the 36,951,515 subordinated units owned by MPC were converted into common units on a one-for-one basis and thereafter participate on terms equal with all other common units in distributions of available cash. The conversion did not impact the amount of the cash distributions paid by the Partnership or the total units outstanding.

Reorganization Transactions – On September 1, 2016, the Partnership and various affiliates initiated a series of reorganization transactions in order to simplify the Partnership’s ownership structure and its financial and tax reporting requirements (the "Class A Reorganization"). In connection with these transactions, all of the issued and outstanding MPLX LP Class A units, all of which were held by MarkWest Hydrocarbon, were either distributed to or purchased by MPC in exchange for $84 million in cash, 21,401,137 MPLX LP common units and 436,758 MPLX LP general partner units. Following these initial transactions, all of the MPLX LP Class A units were exchanged on a one-for-one basis for newly issued common units representing limited partner interests in MPLX LP. MPC also contributed $141 million to facilitate the repayment of intercompany debt between MarkWest Hydrocarbon and MarkWest. As a result of these transactions, the MPLX LP Class A units were eliminated, are no longer outstanding and no longer participate in distributions of cash from the Partnership. Cash that is derived from or attributable to MarkWest Hydrocarbon’s operations is now treated in the same manner as cash derived from or attributable to other operations of the Partnership and its subsidiaries.

MarkWest Merger – On December 4, 2015, the Partnership completed the MarkWest Merger. As defined in the merger agreement, each common unit of MarkWest issued and outstanding at the effective time of the MarkWest Merger was converted into the right to receive 1.09 common units of MPLX LP. This resulted in the issuance of 216,350,465 common units. The Class A units of MarkWest outstanding immediately prior to the MarkWest Merger were converted into 28,554,313 Class A units of MPLX LP having substantially similar rights and obligations that the Class A units of MarkWest had immediately prior to the combination. Each Class B unit of MarkWest outstanding had immediately prior to the merger converted into the right to receive one Class B unit of MPLX LP having substantially similar rights, including conversion and registration rights, and obligations that the Class B units of MarkWest had immediately prior to the merger. This resulted in the issuance of 7,981,756 MPLX LP Class B units. Each Class B unit of MPLX LP will automatically convert into 1.09 MPLX LP common units and the right to receive $6.20 in cash in equal installments, the first of which occurred on July 1, 2016 and the second of which will occur on July 1, 2017.

ATM Program – On August 4, 2016, the Partnership entered into a second amended and restated distribution agreement (the “Distribution Agreement”) providing for the continuous issuance of common units, in amounts, at prices and on terms to be determined by market conditions and other factors at the time of our offerings (such continuous offering program, or at-the-market program is referred to as our “ATM Program”). The Partnership expects the net proceeds from sales under the ATM Program will be used for general partnership purposes, including repayment or refinancing of debt, and funding for acquisitions, working capital requirements and capital expenditures. During the year ended December 31, 2015, the Partnership issued an aggregate of 25,166 common units under our ATM Program, generating net proceeds of approximately $1 million. During the year ended December 31, 2016, the Partnership issued an aggregate of 26,347,887 common units under the ATM Program generating net proceeds of approximately $776 million. As of December 31, 2016, $717 million of common units remains available for issuance through the ATM program under the Distribution Agreement.

The table below summarizes the changes in the number of units outstanding for the years ended December 31, 2014, 2015, and 2016:

(In units)	Common	Class B	Subordinated	General Partner	Total
Balance at December 31, 2013	36,951,515	—	36,951,515	1,508,225	75,411,255
Unit-based compensation awards	15,479	—	—	316	15,795
Contribution of interest in Pipe Line Holdings	2,924,104	—	—	59,676	2,983,780
December 2014 equity offering	3,450,000	—	—	70,408	3,520,408
Balance at December 31, 2014	43,341,098	—	36,951,515	1,638,625	81,931,238
Unit-based compensation awards	18,932	—	—	386	19,318
Issuance of units under the ATM program	25,166	—	—	514	25,680
Subordinated unit conversion	36,951,515	—	(36,951,515)	—	—
MarkWest Merger	216,350,465	7,981,756	—	5,160,950	229,493,171
Balance at December 31, 2015	296,687,176	7,981,756	—	6,800,475	311,469,407
Unit-based compensation awards	120,989	—	—	2,470	123,459
Issuance of units under the ATM Program	26,347,887	—	—	537,710	26,885,597
Contribution of HSM (See Note 4)	22,534,002	—	—	459,878	22,993,880
Class B conversion	4,350,057	(3,990,878)	—	7,330	366,509
Class A Reorganization	7,153,177	—	—	(436,758)	6,716,419
Balance at December 31, 2016	357,193,288	3,990,878	—	7,371,105	368,555,271

2016 Activity

On July 1, 2016, 3,990,878 Class B units converted to 4,350,057 common units and received the second quarter distribution. As a result of the Class B units converted to common units during the period, MPLX GP contributed less than $1 million in exchange for 7,330 general partner units to maintain its two percent general partner interest.

As a result of the unit-based compensation awards issued during the period, MPLX GP contributed less than $1 million in exchange for 2,470 general partner units to maintain its two percent general partner interest.

As a result of common units issued under the ATM Program during the period, MPLX GP contributed $16 million in exchange for 537,710 general partner units to maintain its two percent general partner interest.

In connection with the Class A Reorganization, 7 million common units were acquired by MPC that represents the common units received by MPC on the exchange of the MPLX LP Class A units less the units redeemed in the distribution of MPLX Holdings Inc., including the MPLX LP Class A units. Additionally, MPLX LP transferred common units representing a two percent ownership interest of MPLX Holdings Inc. to MPLX GP in exchange for 436,758 MPLX LP general partner units held by MPLX GP, as discussed above.

2015 Activity

As a result of common units issued under the ATM Program during 2015, MPLX GP contributed less than $1 million in exchange for 514 general partner units to maintain its two percent general partner interest.

In connection with the MarkWest Merger discussed in Note 4, MPLX GP contributed $169 million in exchange for 5,160,950 general partner units to maintain its two percent general partner interest.

2014 Activity

Effective December 1, 2014, as discussed in Note 4, the Partnership accepted a contribution of 7.625 percent of outstanding partnership interests of Pipe Line Holdings from subsidiaries of MPC in exchange for the issuance of equity valued at $200 million. The equity consideration consisted of 2,924,104 MPLX LP common units and was calculated by dividing $200 million by the average closing price for MPLX LP common units for the ten trading days preceding December 1, 2014, which was $68.397.

On December 8, 2014, the Partnership closed an equity offering of 3,450,000 common units at a public offering price of $66.68 per unit. The Partnership used the net proceeds of $221 million to repay borrowings under its revolving credit facility and for general partnership purposes.

As a result of the contribution mentioned above and the December 2014 equity offering, MPLX GP contributed $9 million in exchange for 130,084 general partner units to maintain its two percent general partnership interest.

Issuance of Additional Securities – The partnership agreement authorizes the Partnership to issue an unlimited number of additional partnership securities for the consideration and on the terms and conditions determined by the general partner without the approval of the unitholders.

Incentive Distribution Rights – The following table illustrates the percentage allocations of available cash from operating surplus between the common and subordinated unitholders and the general partner based on the specified target distribution levels. The amounts set forth under “Marginal percentage interest in distributions” are the percentage interests of the general partner and common and subordinated unitholders in any available cash from operating surplus the Partnership distributes up to and including the corresponding amount in the column “Total quarterly distribution per unit target amount.” The percentage interests shown for its common and subordinated unitholders and the general partner for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution. The percentage interests set forth below for the general partner include its two percent general partner interest and assume that the general partner has contributed any additional capital necessary to maintain its two percent general partner interest, the general partner has not transferred its incentive distribution rights and that there are no arrearages on common units.

Net Income Allocation – In preparing the Consolidated Statements of Equity, net income (loss) attributable to MPLX LP is allocated to Preferred unitholders based on a fixed distribution schedule, as discussed in Note 9, and subsequently allocated to the general partner and limited partner unitholders. However, when distributions related to the incentive distribution rights are made, earnings equal to the amount of those distributions are first allocated to the general partner before the remaining earnings are allocated to the limited partner unitholders based on their respective ownership percentages. The following table presents the allocation of the general partner’s interest in net income attributable to MPLX LP:

(In millions)	2016	2015	2014
Net income attributable to MPLX LP	$233	$156	$121
Less: Preferred unit distributions	41	—	—
General partner's incentive distribution rights and other	191	55	4
Net income attributable to MPLX LP available to general and limited partners	$1	$101	$117

General partner's two percent interest in net income attributable to MPLX LP	$—	$2	$2
General partner's incentive distribution rights and other	191	55	4
General partner's interest in net income attributable to MPLX LP	$191	$57	$6

Cash distributions – The partnership agreement sets forth the calculation to be used to determine the amount and priority of cash distributions that the common unitholders and general partner will receive. In accordance with the partnership agreement, on January 25, 2017, the Partnership declared a quarterly cash distribution, based on the results of the fourth quarter of 2016, totaling $242 million, or $0.5200 per unit. This distribution was paid on February 14, 2017 to unitholders of record on February 6, 2017. See the table below for the IDR impact for 2016.

The allocation of total quarterly cash distributions to general, limited, and Preferred unitholders is as follows for the years ended December 31, 2016, 2015 and 2014. The distributions are declared subsequent to quarter end; therefore, the following table represents total cash distributions applicable to the period in which the distributions were earned.

(In millions)	2016	2015	2014
General partner's distributions:
General partner's distributions	$18	$6	$2
General partner's incentive distribution rights distributions	187	54	4
Total general partner's distributions	205	60	6
Limited partners' distributions:
Common unitholders	692	224	54
Subordinated unitholders	—	31	52
Total limited partners' distributions	692	255	106
Preferred unit distributions	41	—	—
Total cash distributions declared	$938	$315	$112